CONCENTRATION OF RISK (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	12.00%
Trade Accounts Receivable [Member] | Third Party One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	37.00%
Trade Accounts Receivable [Member] | Third Party Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Trade Accounts Receivable [Member] | One Third Party Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%
Revenue Benchmark [Member] | One Third Party Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.00%	22.00%
Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage			13.00%
Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.00%
Revenue Benchmark [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.00%
Revenue Benchmark [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.00%
Revenue Benchmark [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage			37.00%